Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers - Investments in funds receivable and amounts held for customers (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers [Abstract]
Restricted cash and restricted cash equivalents	$ 6,597	$ 3,490	$ 4	$ 201
Restricted available-for-sale debt securities and funds receivable	479	431	416	230
Total funds receivable and amounts held for customers	$ 7,076	$ 3,921	$ 420	$ 431